Goodwill, Software And Other Intangible Assets (Schedule Of Major Components Of Software And Other Intangible Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	¥ 7,326,403	¥ 7,034,754
Accumulated amortization	5,766,568	5,530,456
Net carrying amount	1,559,835	1,504,298
Total non-amortizable intangible assets	103,568	100,161
Total	1,663,403	1,604,459
Trademarks And Trade Names
Intangible Assets by Major Class [Line Items]
Total non-amortizable intangible assets	49,863	53,356
Rights to Acquire Building
Intangible Assets by Major Class [Line Items]
Total non-amortizable intangible assets	16,792	16,792
Other Indefinite Lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Total non-amortizable intangible assets	36,913	30,013
Computer Software
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	6,401,191	6,207,423
Accumulated amortization	5,191,706	4,994,941
Net carrying amount	1,209,485	1,212,482
Rights To Use Utility Facilities
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	338,437	338,098
Accumulated amortization	300,519	299,614
Net carrying amount	37,918	38,484
Other Intangibles
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	586,775	489,233
Accumulated amortization	274,343	235,901
Net carrying amount	¥ 312,432	¥ 253,332